Shareholders’ Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity (Deficit) [Abstract]
Schedule of Ordinary Share Capital	Ordinary share capital (with no par value each) following the reverse share split is composed as follows:
	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares	107,800,000	10,190,904	107,800,000	1,653,559

Schedule of Status of Options to Employees

A summary of the status of options to employees and non-employees under the Company’s option plan as of December 31, 2024, and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	254,437	$22.41	$-	8.24
Granted	1,623,474	4.59
Forfeited	(54,952)	8.71
Expired	(8,408)	74.00

Outstanding at end of year	1,814,551	$6.65	$-	9.14

Exercisable options	267,776	$15.19	$-	8.03

Vested and expected to vest	1,401,951	$7.24	$-	9.14

Schedule of Employee and Non-Employee Share Options at the Grant Dates

The Black-Scholes assumptions used to value the employee and non-employee share options at the grant dates are presented in the following table by years:

	2024	2023	2022

Dividend yield (%)	0	0	0
Expected volatility (%)	97.1-103.0	92.59-95.67	70.45-93.85
Risk-free interest rate (%)	3.74-5.06	3.38-4.71	1.81-4.31
Expected term (in years)	0.5-6.1	5.3-6.1	1.2-6.2

Schedule of Share-Based Compensation Expense Recognized

The total share-based compensation expense recognized by the Company’s departments for the three years ended December 31, 2024, 2023 and 2022, was comprised as follows:

	Year Ended December 31,
	2024	2023	2022

Research and development	$1,539	$1,791	$2,081
Marketing and business development	291	339	383
General and administrative	994	1,261	1,843

Total share-based compensation expense	$2,824	$3,391	$4,307

Schedule of Relative Fair Value of the Warrants to Purchase Ordinary Shares Issued

As of April 26, 2022, July 19, 2022 and August 1, 2024, the relative fair value of the warrants to purchase Ordinary shares issued to Kreos was $468, $120 and $115, respectively, which was calculated using the following assumptions:

	July 19,	April 26,	August 1,
	2022	2022	2024

Share price ($)	153.60	148.80	3.65
Exercise price ($)	154.05	154.05	3.61
Expected volatility (%)	60.57	60.81	88
Adjustment to risk-free interest rate (%)	3.07	2.84	3.89
Dividend yield (%)	-	-	-
Risk-free interest rate (%)	3.11	2.88	3.89
Expected life (in years)	6.72	6.94	7.00

As of January 9, 2024, August 6, 2024 and December 26, 2024, the relative fair value of the warrants to purchase Ordinary shares issued was $15,248, $1,733 and $2,101, respectively, which was calculated using the following assumptions:

	January 9,	August 6,	December 26,
	2024	2024	2024

Share price ($)	6.89	3.50	2.85
Exercise price ($)	5.50	3.61	4.00
Expected volatility (%)	117.4-134	95-129	77.48
Adjustment to risk-free interest rate (%)	4.27-5.96	3.91-4.98	4.22
Dividend yield (%)	-	-	-
Risk-free interest rate (%)	4.36-5.08	3.99-5.11	4.31
Expected life (in years)	0.68-2.00	0.40-2.00	0.5

Schedule of Warrants Exercisable Into Ordinary Shares

As of December 31, 2024, all warrants are exercisable into Ordinary shares, in which the outstanding issued warrants to purchase Ordinary shares as of December 31, 2024, were as follows:

Grant date	Warrants outstanding as of December 31, 2024	Average Exercise price per share ($)	Warrants exercisable as of December 31, 2024	Exercisable through

April 2022	5,193	$12.60	5,193	April 2029
July 2022	1,298	$12.60	1,298	April 2029
January 2024	3,371,312	$5.50	3,371,312	January 2026 *)
January 2024	227,619	$0.0001	227,619	No maturity date *)
August 2024	1,676,588	$3.61	1,676,588	August 2026 *)
August 2024	229,231	$0.0001	229,231	No maturity date *)
August 2024	40,000	$3.61	40,000	August 2031
December 2024	6,740,745	$4.00	6,740,745	September 2025 *)
December 2024	1,106,868	$0.0001	1,106,868	No maturity date *)

	13,398,854		13,398,854

*) See Note 10d.